Form 13F Cover Page

 Filing for Quarter-Ending:          June 30, 2007

 Check here if Amendment:             (X)
 Amendment Number:                    (1)
 This Amendment:                      (X)  is a reinstatement
                                      ( )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:              Croft-Leominster, Inc.
 Address:           300 Water Street, 4th floor
                    Baltimore, MD  21202

 Form 13-F File Number:               28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Carla Prescimone
Title:        Assistant Vice President
Phone:        410-576-0100

Signature, Place, and Date of Signing:

                                     Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                            City, State                       Date


Report Type (Check only one):

( X )  13F Holdings Report        Check here if all holdings of this reporting
                                  manager are reported in this report.

(   )  13F Notice                 Check here if no holdings reported are in this
                                  report, and all holdings are reported by other
                                  reporting manager(s).
(   )  13F Combination Report     Check here if a portion of the holdings for
                                  this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none

Form 13F Information Table Entry Total:                         145

Form 13F Information Table Value Total:                       $469.75
                                                            (thousands)

      *NOTE: Unless Otherwise Indicated

       ITEM 6: Investment Discretion:                  SOLE
          ITEM 7: Voting Authority:                    NONE


         SECURITY NAME                     TITLE of CLASS        CUSIP                   MARKET VALUE       QUANITY
--------------------------------------------------------------------------------------------------------------------
           AAR Corp                              COM           000361105                   $ 5.5101         166,923
            AXT Inc                              COM           00246W103                   $ 0.0520          12,000
          Altera Corp                            COM           021441100                   $ 2.3423         105,843
      Altria Group Inc.,                         COM           02209S103                   $ 4.8211          68,735
      Ameren Corporation                         COM           023608102                   $ 0.8206          16,743
American International Group I                   COM           026874107                  $ 10.8082         154,337
     Applied Materials Inc                       COM           038222105                   $ 0.6283          31,620
          Aquila Inc.                            COM           03840P102                   $ 0.2516          61,510
     Asia Tigers Fund Inc                        COM           04516T105                   $ 0.4245          17,223
          Avanex Corp                            COM           05348W109                   $ 0.0558          31,000
            BP PLC                          SPONSORED ADR      055622104                   $ 0.6010           8,331
        Baldor Elec Co                           COM           057741100                   $ 6.3576         129,009
     Bank of America Corp                        COM           060505104                   $ 7.4638         152,665
   Bill Barrett Corporation                      COM           06846N104                   $ 4.4418         120,602
   Berkshire Hathaway - CL A                     CL A          084670108                   $ 0.7663               7
   Berkshire Hathaway - CL B                     CL B          084670207                   $ 4.2575           1,181
           Boeing Co                             COM           097023105                   $ 3.6082          37,523
            CBS Inc                             CL B           124857202                   $ 0.6146          18,445
       CF Inds Hldgs Inc                         COM           125269100                   $ 6.4225         107,239
Cadbury Schweppes PLC - Sp ADR                   ADR           127209302                   $ 1.2434          22,899
      Canadian Natl Ry Co                        COM           136375102                   $ 0.2476           4,861
  Canadian Natural Resources                     COM           136385101                   $ 3.2462          48,926
        Caterpillar Inc                          COM           149123101                   $ 7.1424          91,218
      Cavalier Homes Inc                         COM           149507105                   $ 0.0734          15,000
        Cephalon, Inc.                           COM           156708109                   $ 3.1529          39,220
   Champion Enterprises Inc                      COM           158496109                   $ 0.1081          11,000
 Chicago Bridge & Iron Company             N Y REGISTRY SH     167250109                   $ 0.6883          18,239
         Cisco Sys Inc                           COM           17275R102                   $ 4.0670         146,032
        Citigroup, Inc.                          COM           172967101                   $ 9.0268         175,995
Citizens Communications Compan                   COM           17453B101                   $ 0.2683          17,570
 Companhia Energetica de Mina              SP ADR N-V PRD      204409601                   $ 0.2083           9,872
       Consol Energy Inc                         COM           20854P109                   $ 0.2209           4,790
  Constellation Energy Group                     COM           210371100                   $ 0.2986           3,426
          Corning Inc                            COM           219350105                   $ 4.1110         160,901
           Cosi Inc                              COM           22122P101                   $ 0.0547          12,000
         Covance Inc.                            COM           222816100                   $ 0.8903          12,985
           Cree Inc                              COM           225447101                   $ 0.2016           7,800
          Deere & Co                             COM           244199105                  $ 15.7923         130,796
        Dow Chemical Co                          COM           260543103                   $ 0.3795           8,583
    Dresser-Rand Group Inc                       COM           261608103                   $ 0.3595           9,100
    E Trade Financial Corp                       COM           269246104                   $ 1.5225          68,923
          Eaton Corp                             COM           278058102                   $ 1.3704          14,736
       Edgar Online Inc                          COM           279765101                   $ 0.0594          22,000
          Edison Intl                            COM           281020107                   $ 0.4187           7,460
Edwards Lifesciences Corporati                   COM           28176E108                   $ 4.4190          89,562
    Enerplus Resources Fund                 UNIT TR G NEW      29274D604                   $ 0.4985          10,588
Enterprise Products Partners L                   COM           293792107                   $ 0.3984          12,524
       Exxon Mobil Corp                          COM           30231G102                   $ 0.4362           5,200
           FMC Corp                            COM NEW         302491303                   $ 6.4211          71,832
  Fidelity National Financial                   CL A           31620r105                   $ 0.2413          10,183
       FirstEnergy Corp                          COM           337932107                   $ 3.1740          49,034
          Fluor Corp                             COM           343412102                   $ 7.5551          67,838
    Franklin Resources Inc                       COM           354613101                   $ 2.0913          15,787
Freeport McMoran Copper & Gold                   COM           35671D857                   $ 7.2763          87,857
   Gemstar-TV Guide Intl Inc                     COM           36866W106                   $ 0.0640          13,000
  General Cable Corp Del New                     COM           369300108                   $ 9.3669         123,655
      General Electric Co                        COM           369604103                   $ 7.5289         196,681
       General Mills Inc                         COM           370334104                   $ 0.6117          10,470
    Genworth Financial Inc.                      COM           37247D106                   $ 0.6184          17,977
       Getty Images Inc                          COM           374276103                   $ 0.3622           7,575
    Goldman Sachs Group Inc                      COM           38141G104                   $ 0.2675           1,234
      Greenbrier Cos Inc                         COM           393657101                   $ 0.3017           9,985
       Harrahs Entmt Inc                         COM           413619107                   $ 1.7116          20,075
      Honeywell Intl Inc                         COM           438516106                   $ 8.9653         159,299
        IMS Health Inc                           COM           449934108                   $ 0.2725           8,480
        ITT Corp (New)                           COM           450911102                   $ 6.4795          94,896
     ICON plc - Spons ADR                   SPONSORED ADR      45103T107                   $ 2.2718          51,938
         Illumina Inc                            COM           452327109                   $ 0.2314           5,700
          Invesco PLC                       SPONSORED ADR      46127u104                   $ 7.9630         308,045
Iowa Telecommunications Servic                   COM           462594201                   $ 0.4018          17,675
 Japan Smaller Captlztn Fd Inc                   COM           47109U104                   $ 0.1755          15,500
       Johnson & Johnson                         COM           478160104                   $ 4.3894          71,233
     Kansas City Southern                      COM NEW         485170302                   $ 0.8534          22,732
Koninklije Philips Electronics             SP ADR NEW 2000     500472303                   $ 0.2766           6,535
   Liberty Global, Inc. - A                   COM SER A        530555101                   $ 0.5389          13,130
   Liberty Global, Inc. - C                   COM SER C        530555309                   $ 0.5053          12,858
    Liberty Media Hldg Corp                 INT COM SER A      53071M104                   $ 5.2302         234,224
    Liberty Media Hldg Corp                 CAP COM SER A      53071M302                   $ 7.6833          65,290
       Lincare Hldgs Inc                         COM           532791100                   $ 4.6043         115,540
     Lloyds TSB Group plc                   SPONSORED ADR      539439109                   $ 1.7923          40,079
  Lockheed Martin Corporation                    COM           539830109                   $ 0.2377           2,525
       Lowe's Companies                          COM           548661107                   $ 8.7385         284,734
          MGM Mirage                             COM           552953101                   $ 0.2887           3,500
      Markel Corporation                         COM           570535104                   $ 1.1295           2,331
     Marsh & McLennan Cos                        COM           571748102                   $ 9.1910         297,637
    Mattson Technology Inc                       COM           577223100                   $ 0.1358          14,000
       McDonald's Corp.                          COM           580135101                   $ 2.0270          39,933
           MFC Corp                            COM NEW         580395309                   $ 0.0614          12,228
 Morg Stan Asia-Pacific FD NR                    COM           61744U106                   $ 0.2531          12,346
          Nexen Inc.                             COM           65334H102                  $ 10.1906         329,259
Nobel Learning Communities, In                   COM           654889104                   $ 0.2114          14,500
      Oilsands Quest Inc                         COM           678046103                   $ 2.4727       1,001,080
      Optical Cable Corp                       COM NEW         683827208                   $ 0.1419          27,600
           PG&E Corp                             COM           69331C108                   $ 0.8971          19,803
   Packaging Corp of America                     COM           695156109                   $ 0.3550          14,025
   Palatin Technologies Inc                    COM NEW         696077304                   $ 0.0297          15,000
      Penn West Energy Tr                      TR UNIT         707885109                   $ 4.3156         129,326
         Pentair, Inc                            COM           709631105                   $ 4.0226         104,294
       PerkinElmer, Inc.                         COM           714046109                   $ 2.0654          79,255
          Pfizer Inc                             COM           717081103                   $ 5.1555         201,623
Pharmaceutical Product Develop                   COM           717124101                   $ 7.3002         190,756
  Pinnacle West Capital Corp                     COM           723484101                   $ 3.0768          77,210
     Potash Corp Sask Inc                        COM           73755L107                   $ 0.3532           4,530
       Procter & Gamble                          COM           742718109                   $ 2.6748          43,713
   Prudential Financial Inc.                     COM           744320102                  $ 12.3747         127,272
 Quantum Fuel Sys Tech Worldw                    COM           74765e109                   $ 0.0312          20,000
       Regal Entmt Group                        CL A           758766109                   $ 3.5466         161,722
   Rockwell Automation, Inc.                     COM           773903109                   $ 4.0900          58,900
      SPDR Trust Series I                     UNIT SER 1       78462F103                   $ 0.2362           1,570
   Sangamo BioSciences, Inc.                     COM           800677106                   $ 0.2282          28,100
      Sears Holding Corp.                        COM           812350106                   $ 6.2462          36,851
      Sierra Pac Res New                         COM           826428104                   $ 3.2808         186,835
       Southern Union Co                         COM           844030106                   $ 4.2770         131,238
     Sycamore Networks Inc                       COM           871206108                   $ 0.0965          24,000
       Terex Corporation                         COM           880779103                  $ 12.6935         156,131
          Textron Inc                            COM           883203101                   $ 3.4446          31,283
            3M Co.                               COM           88579Y101                   $ 6.5431          75,390
 Tortoise North Amrn Enrgy Co                    COM           89147T103                   $ 0.7811          29,915
    Travelers Companies Inc                      COM           89417E109                   $ 2.9337          54,836
    Triarc Companies, Inc.                       CL A          895927101                   $ 1.0169          64,079
        Triarc Cos Inc                       CL B SER 1        895927309                   $ 0.1908          12,150
       Trinity Inds Inc                          COM           896522109                   $ 3.1100          71,428
           USG Corp                            COM NEW         903293405                   $ 3.1026          63,267
     Ultra Petroleum Corp                        COM           903914109                   $ 5.8460         105,829
         Unilever N V                        NY SHS NEW        904784709                   $ 0.6382          20,575
  United Parcel Svc Inc. CL B                    COM           911312106                   $ 0.2675           3,665
      United Technologies                        COM           913017109                   $ 6.2765          88,488
    UnitedHealth Group Inc                       COM           91324P102                   $ 6.3289         123,756
          Varian Inc.                            COM           922206107                   $ 0.7060          12,877
 Varian Medical Systems, Inc.                    COM           92220P105                   $ 0.5744          13,512
        Verisign, Inc.                           COM           92343E102                   $ 5.9964         188,983
      Viacom Inc. - Cl B                         CL B          92553P201                   $ 3.8058          91,419
 Waddell & Reed Financial - A                   CL A           930059100                   $ 3.5369         135,982
      Waters Corporation                         COM           941848103                   $ 0.2768           4,663
       Wave Systems Corp                       COM NEW         943526301                   $ 0.0276          13,333
       Wells Fargo & Co.                         COM           949746101                   $ 0.2960           8,416
        Wesco Intl Inc                           COM           95082p105                   $ 6.9716         115,329
        Weyerhaeuser Co                          COM           962166104                  $ 16.8927         214,021
       Williams Cos Inc.                         COM           969457100                  $ 12.8200         405,441
        Windstream Corp                          COM           97381W104                   $ 0.1728          11,706
             Wyeth                               COM           983024100                   $ 4.8972          85,407
            Ace Ltd                              ORD           G0070K103                  $ 11.5335         184,477
          Amdocs Ltd                             ORD           G02602103                   $ 4.7058         118,176
      Foster Wheeler Ltd.                      SHS NEW         G36535139                  $ 17.4777         163,358
          QIAGEN N.V.                            ORD           N72482107                   $ 4.7828         268,848

                                                                                         $ 469.7579      11,003,915